NASDAQ®

THE NASDAQ STOCK MARKET
LISTING QUALIFICATIONS DEPARTMENT
9600 BLACKWELL ROAD
ROCKVILLE MD 20850

Gary Sundick
Vice President
Listing Qualifications

RECD S.E.C.
OCT 3 0 2007
1086

By Facsimile and First Class Mail

October 30, 2007

CERTINAS 001-33768

Ms. Cecile Peters
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

07082217

Dear Ms. Peters:

This is to certify that on October 25, 2007 The Nasdaq Stock Market (the "Exchange") received from CNINSURE INC. (the "Registrant") a copy of the Registrant's application on Form 8-A 12(b) for the registration of the following security:

PROCESSED
NOV 0 1 2007
THOMSON FINANCIAL

Ordinary shares, par value $0.001 per share*

American depositary shares, each representing 20 ordinary shares

* Not for trading, but only in connection with the registration of the American depositary shares.

We further certify that the security described above has been approved by the Exchange for listing and registration upon official notice of issuance.

We understand that the Registrant is seeking effectiveness of the Form 8-A 12(b) concurrently with effectiveness of its 1933 Act Registration Statement, and we hereby join in such request.

Sincerely,

Gary Sundick

END